Description of Business and Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Mar. 31, 2012
Description of Business

(a) Description of Business

The Company and its consolidated subsidiaries (collectively, “Advantest”) manufacture and sell semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products.

Description of the business by segment is as follows:

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC (“System-on-a-Chip”) semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Principles of Consolidation

(b) Principles of Consolidation

Advantest’s consolidated financial statements include financial statements of the Company and its subsidiaries, all of which are wholly-owned. Investment in an affiliated company over which Advantest has the ability to exercise significant influence, but does not hold a controlling financial interest, is accounted for by the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash Equivalents

(c) Cash Equivalents

Cash equivalents consist of deposits and certificates of deposit with an original maturity of three months or less from the date of purchase. Advantest considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Short-term investments

(d) Short-term investments

Short-term investments consist of time deposit with fixed maturities greater than three months and Japanese money trusts with fixed maturities of three months, which are carried at cost, based on the characteristics of its fixed maturities, fixed interest rates, restriction of early redemption and non negotiability. The Japanese money trusts amounted to ¥12,000 million at March 31, 2011. There is no balance for the Japanese money trusts at March 31, 2012.

Allowance for Doubtful Accounts

(e) Allowance for Doubtful Accounts

Advantest recognizes an allowance for doubtful accounts to ensure that trade receivables are not overstated due to uncollectability, which represents Advantest’s best estimate of the amount of probable credit losses in Advantest’s existing trade receivables. An allowance for doubtful accounts is provided at an amount calculated based on historical write off experience and a specific allowance for estimated amounts considered to be uncollectable after reviewing individual factors such as the customer’s current financial position, significant changes in the semiconductor industry, other information that is publicly available and the customer’s credit worthiness.

Inventories	(f) Inventories Inventories are stated at the lower of cost or market. Cost is determined using the average cost method.
Investment Securities

(g) Investment Securities

Investment securities consist of debt securities, marketable and non-marketable equity securities. Fair value is determined based on quoted market prices, projected discounted cash flow or other valuation techniques as appropriate.

Debt and Marketable Equity Securities

Advantest classifies its debt and marketable equity securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in an impairment loss. The impairment loss is charged to earnings and a new cost basis for the security is established. Dividend and interest income are recognized when earned.

On a periodic basis, Advantest evaluates the available-for-sale securities for possible impairment. Factors considered in assessing whether an indication of other than temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at the date of evaluation compared to the acquisition date, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors. Advantest generally has the intention and ability to retain available-for-sale securities which it determines that their impairment is not other than temporary for a period of time sufficient to allow for any anticipated recovery in market value. The impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Non-marketable Equity Securities

Non-marketable equity securities are carried at cost. On a periodic basis, Advantest evaluates these investments for possible impairment. Non-marketable equity securities that have impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, is other than temporary. If the impairment is other than temporary, Advantest recognizes an impairment loss to reduce the carrying amount to the fair value and a new cost basis for the security is established.

Derivative Financial Instruments

(h) Derivative Financial Instruments

All derivative instruments in the consolidated balance sheets are stated at fair value. The accounting for changes in the fair value (that are, gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the purpose for holding the instrument. If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair values, cash flows, or foreign currencies.

If the hedged exposure is a fair value exposure, the gain or loss on the derivative instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the forecasted transaction affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately. If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

Property, Plant and Equipment

(i) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

On April 1, 2011, the Company and its domestic subsidiaries elected to change the method of depreciating fixed assets from the fixed-percentage-on-declining base application to the straight line method.

The Company analyzed the sales mixture of memory and non-memory business to evaluate the future production requirements and pattern of benefit from utilizing its fixed assets. Based on this analysis, Advantest management believes that the straight line method of depreciation is preferable as it better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated and provides a better matching of costs and revenues over the assets’ estimated useful lives, in light of product life cycles and current change in product mix to expand non-memory business. In accordance with Accounting Standards Codification (“ASC”) 250, “Accounting Changes and Error corrections”, this change in depreciation method represents a change in accounting estimate effected by a change in accounting principle.

Accordingly, the effects of the change are accounted for prospectively beginning with the period of change and prior period results have not been restated. The change in depreciation method reduced depreciation expense and resulted in decreases in loss before income taxes and equity in earnings of affiliated company and net loss by ¥560 million, respectively, for year ended March 31, 2012. Also basic net income per share and diluted net income per share decreased by ¥3.23, respectively, for year ended March 31, 2012.

The depreciation period for significant assets ranges from 15 years to 50 years for buildings, 4 years to 10 years for machinery and equipment, and 2 years to 5 years for tools, furniture and fixtures.

Goodwill and Intangible Assets

(j) Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually. Intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment.

Business combinations are accounted for using the acquisition method. Advantest allocates the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets is recorded as goodwill. Acquisition costs are expensed as incurred.

Intangible assets consist of customer relationships, patented technologies, developed technologies and other intangible assets. Advantest has estimated the weighted average amortization period for the customer relationship, patented technologies and developed technologies to be 8 years, 9 years and 8 years, respectively. The weighted average amortization period for all intangible assets is approximately 8 years.

Impairment of Long-Lived Assets

(k) Impairment of Long-Lived Assets

Advantest reviews impairment of long-lived assets including certain identifiable intangibles with definite useful lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such circumstances, if the carrying value of the asset is less than the estimated undiscounted cash flows expected to be generated by the asset or asset group, Advantest recognizes an impairment loss. The impairment loss recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value.

Accrued Warranty Expenses

(l) Accrued Warranty Expenses

Advantest’s products are generally subject to warranty, and Advantest provides an allowance for such estimated costs when product revenue is recognized. To provide for future repairs during warranty periods, estimated repair expenses over the warranty period are accrued based on the historical ratio of actual repair expenses to corresponding sales, and any facts and circumstances that occurred.

Accrued Pension and Severance Costs

(m) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have retirement and severance defined benefit plans covering substantially all of their employees. Prior service benefit and cost, and actuarial gains and losses are recognized in accumulated other comprehensive income (loss) and are amortized using the straight-line method over the average remaining service period of active employees. The funded status, which is the difference between the fair value of plan assets and the projected benefit obligations, of its pension plans is recognized in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The adjustment to accumulated other comprehensive income (loss) represents the unrecognized actuarial loss, and unrecognized prior service cost. These amounts will be subsequently recognized as net periodic benefit cost pursuant to Advantest’s accounting policy for amortizing such amounts.

Revenue Recognition

(n) Revenue Recognition

In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting guidance for revenue recognition under multiple-deliverable arrangements. The guidance modifies the criteria for separating deliverables and allocating consideration in multiple-deliverable arrangements. The allocation of revenue is based on estimated selling price if neither vendor-specific objective evidence nor third-party evidence of selling price is available. The guidance was adopted by the Company and its subsidiaries (collectively, “Advantest”) in the first quarter 2011. The adoption of the guidance did not have a significant impact on its consolidated results of operations and financial condition.

In October 2009, the FASB amended accounting guidance for software revenue recognition. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements. It provides guidance on how to determine which software, if any, relating to the tangible product would be excluded from the scope of the software revenue guidance. The guidance was adopted by Advantest in the first quarter 2011. The adoption of the guidance did not have a significant impact on its consolidated results of operations and financial condition.

General

Advantest recognizes revenue when there is persuasive evidence of an arrangement, delivery has occurred or the services have been rendered, the sales price is fixed or determinable and collection of the related receivable is reasonably assured.

Sales of Products

Sales of products which require installation are recognized when the related installation is completed and other sales recognition criteria are met since the installation is essential to the functionality of the equipment. When customer acceptance is uncertain, revenue is deferred until customer acceptance has been received. When the final payment is subject to customer acceptance, a portion of revenue for the final payment is deferred until an enforceable claim has become effective.

Sales of products and components which do not require installation service by Advantest is recognized upon shipment if the terms of the sale are free on board (FOB) shipping point or upon delivery if the terms are FOB destination which coincide with the passage of title and risk of loss.

Long-term Service Contracts

Revenue from fixed-price, long-term service contracts is recognized on the straight-line basis over the contract term.

Leasing Income

Revenue from operating leases is primarily recognized on the straight-line basis over the lease term.

Multiple Deliverables

Advantest’s revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as hardware and software products and services, Advantest allocates revenue to each element based on a selling price hierarchy and recognizes revenue when the criteria for revenue recognition have been met for each element. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available.

Shipping and Handling Costs

(o) Shipping and Handling Costs

Shipping and handling costs totaled ¥741 million, ¥929 million and ¥1,409 million for the years ended March 31, 2010, 2011 and 2012, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Research and Development Expenses	(p) Research and Development Expenses Research and development costs are expensed as incurred.
Advertising Costs	(q) Advertising Costs Advertising costs totaled ¥80 million, ¥104 million and ¥178 million for the years ended March 31, 2010, 2011 and 2012, respectively, and are expensed as incurred.
Stock-Based Compensation

(r) Stock-Based Compensation

Advantest applies the fair-valued-based method of accounting for stock-based compensation and recognizes stock-based compensation expense in the consolidated statements of operations. The cost of employee services received in exchange for an award of equity instruments is measured based on the grant-date fair value of the stock options granted to employees. The cost is recognized on the straight line basis over the period during which an employee is required to provide service in exchange for the award. The Black Scholes pricing model is used to estimate the value of stock options.

Expected dividend yield is determined by the Company’s dividend ratio of the past and other associated factors. Risk free interest rate is determined by Japanese government bond yield for the period corresponding to expected life. Expected volatility is determined by historical volatility and trend of the Company’s share prices, and other associated factors. Expected life is determined by the Company’s option exercise history, post vesting employment termination behavior for similar grants, and other pertinent factors.

Income Taxes

(s) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Advantest records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Advantest recognizes the financial statement effects of tax positions when it is more likely than not, based on technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon settlement. Advantest recognizes interest and penalty accruals related to unrecognized tax benefits in income taxes in the consolidated statements of operations.

Net Income (Loss) per Share

(t) Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income per share is calculated by dividing net income by the sum of the weighted average number of shares plus additional shares that would have been outstanding if potential dilutive shares had been issued for granted stock options.

Foreign Financial Statements

(u) Foreign Financial Statements

The financial statements of foreign operations whose functional currency is a local currency are translated into Japanese Yen. Assets and liabilities are translated at the period-end exchange rates and revenues and expenses are translated at the average exchange rate for the period. Resulting translation adjustments are shown as a component of other comprehensive income (loss).

The financial statements of foreign operations whose functional currency is Japanese Yen are remeasured into Japanese Yen. All exchange gains and losses from remeasurement of monetary assets and liabilities denominated in the local currency are included in other income (expense) for the period in which the remeasurement is made.

Foreign Currency Transactions

(v) Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated by using the applicable current rate prevailing at that date. All revenue and expenses associated with foreign currencies are translated by using the rate of exchange prevailing when such transactions occur. Those gains (losses) are included in other income (expense) in the accompanying consolidated statements of operations.

Foreign exchange gains (losses) were ¥1,072 million, (¥508) million and (¥2,319) million for the years ended March 31, 2010, 2011 and 2012, respectively.

Use of Estimates

(w) Use of Estimates

Management of Advantest has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Significant items subject to such estimates and assumptions include valuation of trade receivables, inventories, goodwill, long-lived assets and deferred tax assets, various accruals such as accrued warranty expenses, and assets and obligations related to employees retirement and severance plans. Actual results could differ from those estimates.

New Accounting Standards

(x) New Accounting Standards

In June 2011, the FASB amended the accounting guidance for the presentation of comprehensive income. This new guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and provides the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued its standard to defer the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in the new standard on the presentation of comprehensive income. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2012. Other than enhanced disclosures, the adoption of the guidance is not expected to have a material impact on its consolidated results of operations and financial condition.

In September 2011, the FASB amended the accounting guidance for testing goodwill for impairment. This new guidance gives entities the option to perform the two-step process only if they first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount and conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2012. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect to have a material impact.

Reclassifications	(y) Reclassifications Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year presentation.